Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments of Operating Lease Liability	Future minimum lease payments due under this operating lease, including renewal periods, are as follows:
Year ended December 31, 2021	15,732
Total minimum lease payments	$15,372